Scudder Large Company Growth Fund
      Supplement to Statement of Additional Information dated March 1, 1998
                       Scudder Real Estate Investment Fund
      Supplement to Statement of Additional Information dated March 2, 1998
                         Scudder Growth and Income Fund
       Supplement to Statement of Additional Information dated May 1, 1998
                           Scudder S&P 500 Index Fund
       Supplement to Statement of Additional Information dated May 1, 1998

On May 28, 1998, the name "Scudder Investment Trust" was changed to "Investment Trust."

As a result of the name change, the CUSIP number referred to in the section entitled "Additional Information - Other Information" of each Fund's Statement of Additional Information has been changed as follows:

                                    Fund                      CUSIP Number
                                    ----                      ------------
                  Scudder Large Company Growth Fund            460965-70-0
                  Scudder Real Estate Investment Fund          460965-60-1
                  Scudder Growth and Income Fund               460965-88-2
                  Scudder S&P 500 Index Fund                   460965-80-9


June 15, 1998